[ING STATIONERY] April 18, 2007

United States Securities and Exchange Commission 100 F Street NE, Room 1580 Washington, DC 20549

Re:	File Nos. 333-133944, 811-05626;
Prospectus Name: ING Architect Variable Annuity

Dear Commissioners:

This filing is on behalf of ING USA Annuity and Life Insurance Company and Separate Account B of ING USA Annuity and Life Insurance Company. We are making this filing, Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, pursuant to Rule 485(b) of the Securities Act of 1933.

This filing reflects changes in response to Staff oral comments of April 6, 2007 on Post-Effective Amendment No. 1 that was filed on February 15, 2007. This letter repeats and responds to each comment directly. Please see below. Also, this filing has updated company and separate account information, including financial statements, updated subaccount information, and other nonmaterial changes meant to clarify and improve the prospectus disclosure.

1.	Supplement

	a.	Please be more specific in the supplement about the portions of the prospectus that would no longer be applicable.

Response: In addition to the general statement about availability, the supplement now specifically references the portions of prospectus disclosure that would no longer apply.

	b.	Please revise the example in the prospectus and include an example in the supplement that reflects the cost of investing in a contract with the most expensive combination of riders available.

Response: The example in the prospectus now shows the costs for a contract with the most expensive combination of riders available. Similarly, the supplement has an example showing the costs for a contract with the most expensive combination of riders based on different availability.

2.	Market Value Adjustment – Please confirm whether the market value adjustment feature is registered.

Response: The market value adjustment feature is registered (File No. 333-133156). We filed Post Effective Amendment No. 1 to its Registration Statement on Form S-1 on April 9, 2007, requesting acceleration of the effective date to April 30, 2007.

Securities and Exchange Commission April 18, 2007 Page 2

3.	Optional Rider Charges Fee Tables

	a.	Please remove each parenthetical about that the annual charge is deducted quarterly to a footnote. This information may be included in a footnote. Please clarify that the fee tables show both the current and maximum charge for each rider.

Response: We revised the footnotes to reflect the frequency with which each charge is deducted. This information is no longer reflected in the fee tables. That the fee tables show both the current and maximum annual charge for each rider is now also clearly and consistently indicated.

	b.	In the introductory paragraph, please clarify which riders are living benefit riders.

Response: We named the riders that are considered to be the living benefit riders available under the contract in the introductory paragraph.

	c.	Please clarify what the tables following the Optional Rider Charges tables represent and distinguish them from the tables that are required by Form N-4. Please make corresponding changes in the supplement.

Response: These tables are meant to show the total annual charges for a contract with each of the three available death benefit options, and with the most expensive combination of riders possible. One table shows the maximum guaranteed charges under the contract. The other shows the current charges. We revised the introductory paragraph to make these points clearer. We also changed the formatting of the introductory paragraph and deleted the “Separate Account Annual Charges Tables” heading to distinguish these tables from those that are required by Form N-4. We make corresponding changes to these same tables in the supplement.

	d.	Please confirm that the prospectus reflects the minimum and maximum total annual operating expenses for any portfolio company available under the contract in accordance with Item 3(a), Instruction 17(a) of Form N-4. Please see the second paragraph under “The Trusts and Funds” and the fifth paragraph of Appendix B.

Response: The minimum and maximum expenses reflected in the Trust conform to this instruction.

	e.	Please revise the example in accordance with Item 3(a), Instruction 21(i) of Form N-4, if applicable.

Response: We revised the example accordingly.

4.	Please confirm whether or not, under “Condensed Financial Information,” there are accumulation unit values for each class derived from the contracts.

Response: The contracts were first offered for sale last year. The prospectus will contain the accumulation unit value information required by Item 4 of Form N-4. The paragraph has been revised accordingly.

Securities and Exchange Commission April 18, 2007 Page 3

5.	Under “The Trusts and Funds – Covered Funds, Special Funds and Excluded Funds,” please either list the funds that fall under each of these three categories or provide a cross reference to the sections of the prospectus where such funds are identified for a particular benefit.

Response: These categories of funds apply to the death benefits and living benefits, and under “Trusts and Funds – Covered Funds, Special Funds and Excluded Funds,” we added a cross reference to each of these sections of the prospectus that discuss such benefits.

6.	Explanation of Charges

	a.	Under “Charges and Fees – Charges Deducted from the Subaccounts – Asset-Based Administrative Charge,” please provide a brief description of what is provided for the charge, in accordance with Item 6(a) of Form N-4.

Response: We added a sentence at end of the paragraph about the asset-based administrative charge to address this comment.

	b.	Under “Charges and Fees – Charges Deducted from the Subaccounts – Optional Rider Charges – Optional Surrender Charge Schedule Rider Charge,” please confirm and conform references to the fixed option available under the contract.

Response: Fixed Account II is the Fixed Interest Allocation available under the contract. We undertook to conform all references to this fixed option throughout the prospectus.

	c.	Under “Charges and Fees – Charges Deducted from the Subaccounts – Mortality and Expense Risk Charge,” please provide a brief description of what is provided for the charge, in accordance with Item 6(a) of Form N-4.

Response: We added a couple of sentences to the paragraph to identify the risks that we assume in assessing the charge, both the mortality risks and expense risks.

	d.	Under “Charges and Fees – Charges Deducted from the Subaccounts – Optional Rider Charges – Optional Surrender Charge Schedule Rider Charge,” please reconcile the annual charge rate with the quarterly charge rate.

Response: The discrepancy is as a result of our compliance with Item 3(a), Instruction 4 of Form N-4, as previously requested. We added a sentence to clarify that the rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent.

7.	Under “The Annuity Contract – Crediting of Premium Payments,” please clarify that premium payments will be credited at the accumulation unit value next determined upon receipt of a completed application. This sentence was deleted in the filing.

Response: We further revised this section of the prospectus to be clear that initial premium payments would be credited accordingly.

8.	Please identify in Part C the financial statements to be included in Part B, in accordance with Item 24 of Form N-4.

Response: We updated Part C accordingly.

Securities and Exchange Commission April 18, 2007 Page 4

9.	Please identify the capacity of the person signing the registration statement.

Response: In Item 25 of Part C, we notated the registrant’s directors and officers delegating legal authority to sign the registration statement pursuant to the Power of Attorney. Also, with this post- effective amendment, we are filing a new Power of Attorney referencing this registration statement.

10.	Please disclose to the Staff the types of guarantees or support agreements with third parties, or confirm if the company will be primarily responsible for paying out any guarantees under the contract.

Response: The company is primarily responsible for paying out the guarantees associated with the contract.

11.	Please provide appropriate Tandy representations.

Response: Please see below.

As counsel to the registrant, I represent that this filing does not contain any disclosure that would render it ineligible to become effective under rule 485(b). The registrant hereby acknowledges that:

  The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
  Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
  The registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me with your questions or comments.

Respectfully,

/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum
Counsel

1475 Dunwoody Drive	Issued by ING USA Annuity and Life
West Chester, PA 19380-1478	Insurance Company

Tel: (610) 425-3404
Fax: (610) 425-3520